CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Revenues	¥ 2,749,004	$ 393,103	¥ 3,598,905	¥ 4,198,889
Cost of revenues	1,101,259	157,478	1,418,076	1,903,041
Selling and marketing expenses	1,252,274	179,073	1,599,186	2,048,090
Research and development expenses	524,996	75,073	732,553	901,452
General and administrative expenses	251,419	35,952	330,173	418,531
Related Party
Revenues	47,472		30,830	35,147
Cost of revenues	21,934		29,332	37,074
Selling and marketing expenses	28,158		57,339	2,585
Research and development expenses	1,388		1,167	0
General and administrative expenses	2,453		3,792	0
Cost of revenues
Share-based compensation expenses	(595)	(85)	3,949	9,751
Selling and marketing expenses
Share-based compensation expenses	31	4	(1,975)	13,882
Research and development expenses
Share-based compensation expenses	5,501	787	7,916	49,847
General and administrative expenses
Share-based compensation expenses	¥ 82,346	$ 11,775	¥ 49,372	¥ 91,176